Non-controlling Interest - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended
	Feb. 16, 2021	Feb. 16, 2021	Dec. 31, 2020
Minority Interest [Line Items]
Acquired non controlling interest shares purchase price	$ 0.2	$ 0.2
Zepto
Minority Interest [Line Items]
Ownership percentage			79.00%
Non-controlling interest			21.00%